Pension Plans (Details 5)	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	100.00%	100.00%
Equity securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	41.00%	42.00%
Equity securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	49.00%	44.00%
Debt securities | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	37.00%	35.00%
Debt securities | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	50.00%	54.00%
Hedge funds | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	17.00%	18.00%
Hedge funds | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Real estate | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	3.00%	4.00%
Real estate | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Cash | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	2.00%	1.00%
Cash | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | UK Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	0.00%	0.00%
Other | US Pension Benefits
Pension plan asset allocations based on fair values:
Plan assets	1.00%	2.00%